                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-42827
                                                               File No. 811-6411


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

      Pre-Effective Amendment No.                                       [ ]
                                   ----

      Post-Effective Amendment No.  21                                  [X]
                                   ----

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

      Amendment No.  21
                    ----


                            VOYAGEUR INVESTMENT TRUST
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               (Exact Name of Registrant as Specified in Charter)

         One Commerce Square, Philadelphia, Pennsylvania         19103
--------------------------------------------------------------------------------
            (Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918
                                                                  --------------

    Richelle S. Maestro, Esquire, One Commerce Square, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            October 31, 2001
                                                                ----------------

It is proposed that this filing will become effective:


            immediately upon filing pursuant to paragraph (b)
      -----
        X   on October 31, 2001 pursuant to paragraph (b)
      -----
            60 days after filing pursuant to paragraph (a)(1)
      -----
            on (date) pursuant to paragraph (a)(1)
      -----
            75 days after filing pursuant to paragraph (a)(2)
      -----
            on (date) pursuant to paragraph (a)(2) of Rule 485
      -----

If appropriate:

            this post-effective amendment designates a new effective date for a ----- previously filed post-effective amendment

                             --- C O N T E N T S ---


This Post-Effective Amendment No. 21 to Registration File No. 33-42827 includes the following:


      1.    Facing Page

      2.    Contents Page

      3.    Part A - Prospectus (1)

      4.    Part B - Statement of Additional Information (1)

      5.    Part C - Other Information (2)

      6.    Signatures

      7.    Exhibits

This Post-Effective Amendment relates to the Registrant's seven series of shares and their classes.

      (1) The Registrant's Prospectus and Statement of Additional Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 26 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2001.

      (2) Items 26(a) and 27 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 26 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2001.

                                     PART C

                                Other Information


Item 23.    Exhibits

            (a) Declaration of Trust. Amended and Restated Agreement and Declaration of Trust (February 16, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed April 30, 1996.

            (b) By-Laws. By-Laws, as amended (January, 24, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed April 30, 1996.

            (c)   Copies of All Instruments Defining the Rights of Holders.

                  (1)   Articles of Incorporation and Articles Supplementary.
                        Article V of Declaration of Trust (February 16, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed April 30, 1996.

                  (2) By-Laws. Article II incorporated into this filing by reference to Post-Effective Amendment No. 11 filed April 30, 1996.

            (d) Investment Management Agreement. Investment Management Agreement (January 1, 1999) between Delaware Management Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No.20 filed October 30, 2000.

            (e)   (1)   Distribution Agreement.

                        (i) Executed Distribution Agreement (April 19, 2001) between Delaware Distributors, L.P. and the Registrant on behalf of each Fund attached as Exhibit.

                        (ii) Executed Financial Intermediary Distribution Agreement (January 1, 2001) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant attached as Exhibit.

                  (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 13 filed August 28, 1997.

                  (3) Dealer's Agreement. Incorporated into this filing by reference to Post-Effective Amendment No.20 filed October 30, 2000.

                  (4) Mutual Fund Agreement. Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 13 filed August 28, 1997.

            (f)   Inapplicable.

            (g)   Custodian Agreement. Executed Custodian Contract (November 1,
                  2000) between Mellon Bank, N.A and the Registrant attached as an Exhibit.

            (h)   Other Material Contracts.

                  (1) Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund attached as Exhibit.

                  (2) Executed Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 13 filed August 28, 1997 and Post-Effective No. 17 filed November 30, 1998.

            (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 15 filed on April 29, 1998.

            (j)   Consent of Auditors. Attached as Exhibit.

            (k)   Inapplicable.

            (l) Letter of Investment Intent. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on November 22, 1992.

            (m) Plans under Rule 12b-1. Plan under Rule 12b-1 for Class A, B and C Shares attached as Exhibit.

            (n)   Plan under Rule 18f-3. Attached as Exhibit.

            (o)   Inapplicable

            (p)   Code of Ethics

                  (1) Delaware Investments Family of Funds incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 30, 2000.

                  (2) Delaware Management Business Trust and Delaware Distributors, L.P. incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 30, 2000.

                  (3)   Lincoln Financial Distributors, Inc. attached as
                        Exhibit.

            (q)   Trustees' Powers of Attorney. Attached as Exhibit.

Item 24.    Persons Controlled by or under Common Control with Registrant. None.

Item 25. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 11 filed April 30, 1996.

Item 26.    Business and Other Connections of Investment Adviser.

            Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware

            Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Intermediate Tax Free Funds, Voyageur Tax Free Funds, Voyageur Funds, Inc., Voyageur Insured Funds, Voyageur Investment Trust II, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

Item 26(a). Incorporated into this filing by reference to Post-Effective
            Amendment No. 26 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2001.

Item 27. Principal Underwriters. Incorporated into this filing by reference to Post-Effective Amendment No. 26 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2001.

Item 28. Location of Accounts and Records. All accounts and records are maintained in Philadelphia at One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Minneapolis, Minnesota 55402.

Item 29.    Management Services. None.

Item 30.    Undertakings. Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 26th day of October, 2001.

                                        VOYAGEUR INVESTMENT TRUST

                                        By: /s/ Charles E. Haldeman, Jr.
                                           ------------------------------
                                               Charles E. Haldeman, Jr.
                                                       Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

          Signature                             Title                         Date
------------------------------    ----------------------------------    ----------------

/s/ David K. Downes               President/Chief Executive Officer/    October 26, 2001
------------------------------    Chief Operating Officer/Chief
David K. Downes                   Financial Officer (Principal
                                  Executive Officer, Principal
                                  Financial Officer and Principal
                                  Accounting Officer) and Trustee

/s/ Walter P. Babich         *    Trustee                               October 26, 2001
------------------------------
Walter P. Babich

/s/ John H. Durham           *    Trustee                               October 26, 2001
------------------------------
John H. Durham

/s/ Anthony D. Knerr         *    Trustee                               October 26, 2001
------------------------------
Anthony D. Knerr

/s/ Ann R. Leven             *    Trustee                               October 26, 2001
------------------------------
Ann R. Leven

/s/ Thomas F. Madison        *    Trustee                               October 26, 2001
------------------------------
Thomas F. Madison

/s/ Janet L. Yeomans         *    Trustee                               October 26, 2001
------------------------------
Janet L. Yeomans


                        *By: /s/ Charles E. Haldeman, Jr.
                            ------------------------------
                               Charles E. Haldeman, Jr.
                               As Attorney-in-Fact for
                            each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549




                                    Exhibits

                                       to

                                    Form N-1A





            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.    Exhibit
-----------    -------

EX-99.E1i      Executed Distribution Agreement (April 19, 2001) between Delaware
               Distributors, L.P. and the Registrant on behalf of each Fund

EX-99.E1ii     Executed Financial Intermediary Distribution Agreement (January
               1, 2001) between Delaware Distributors, L.P. and Lincoln
               Financial Distributors, Inc. on behalf of the Registrant

EX-99.G        Executed Custodian Contract (November 1, 2000) between Mellon
               Bank, N.A and the Registrant

EX-99.H1       Executed Shareholder Services Agreement (April 19, 2001) between
               Delaware Service Company, Inc. and the Registrant on behalf of each Fund

EX-99.J        Consent of Auditors

EX-99.M        Plans under Rule 12b-1

EX-99.N        Plan under Rule 18f-3

EX-99.P3       Code of Ethics for Lincoln Financial Distributors, Inc.

EX-99.Q        Trustees' Power of Attorney